2 Critical accounting estimates and judgements (Details Narrative) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CriticalAccountingEstimatesAndJudgementsLineItems [Line Items]
Goodwill	£ 0	£ 2,300	£ 2,300
Intangible assets other than goodwill	0	10,100	10,100
Impairment charge on non financial assets
Unused tax losses for which no deferred tax asset recognised	63,200	49,600	40,700
Cash and cash equivalents	7,546	10,928	2,343	£ 13,204
Loss for the year attributable to the owners of the parent	(22,189)	(10,085)	(15,030)
Net cash used in operating activities	(9,301)	(6,489)	(13,450)
Accumulated deficit	(122,432)	(99,839)	(89,720)
Impairment charge	2,300	£ 0	0
SPAIN | Lease [member]
CriticalAccountingEstimatesAndJudgementsLineItems [Line Items]
Lease maturity terms		5 years
Description of lease terms		The lease allowed the Group to break the lease at any-time with one-month notice, provided it returned the property to its original condition.
Midatech pharma [member]
CriticalAccountingEstimatesAndJudgementsLineItems [Line Items]
Termination of property lease	109,000
Midatech pharma (wales) limited [member] | In-process research and development ("IPRD") [member]
CriticalAccountingEstimatesAndJudgementsLineItems [Line Items]
Goodwill	2,300
Impairment charge on non financial assets	9,300	£ 0	£ 0
Impairment charge	£ 800